Loans Receivable, Net - Schedule of Aging of Loans (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financing Receivable Recorded Investment Past Due [Line Items]
Total loans receivable	¥ 1,341,938	¥ 2,430,787
New borrowers [member]
Financing Receivable Recorded Investment Past Due [Line Items]
Total loans receivable	323,127	317,153
Repeat borrowers [member]
Financing Receivable Recorded Investment Past Due [Line Items]
Total loans receivable	1,018,811	2,113,634
1-89 Days Past Due [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Notes receivable gross	61,904	87,420
1-89 Days Past Due [Member] | New borrowers [member]
Financing Receivable Recorded Investment Past Due [Line Items]
Notes receivable gross	17,546	20,171
1-89 Days Past Due [Member] | Repeat borrowers [member]
Financing Receivable Recorded Investment Past Due [Line Items]
Notes receivable gross	44,358	67,249
90-119 days Past due [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Notes receivable gross	7,938	11,808
90-119 days Past due [Member] | New borrowers [member]
Financing Receivable Recorded Investment Past Due [Line Items]
Notes receivable gross	1,668	1,294
90-119 days Past due [Member] | Repeat borrowers [member]
Financing Receivable Recorded Investment Past Due [Line Items]
Notes receivable gross	6,270	10,514
120-149 days Past due [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Notes receivable gross	6,898	11,752
120-149 days Past due [Member] | New borrowers [member]
Financing Receivable Recorded Investment Past Due [Line Items]
Notes receivable gross	581	1,215
120-149 days Past due [Member] | Repeat borrowers [member]
Financing Receivable Recorded Investment Past Due [Line Items]
Notes receivable gross	6,317	10,537
150-179 days Past due [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Notes receivable gross	4,344	11,170
150-179 days Past due [Member] | New borrowers [member]
Financing Receivable Recorded Investment Past Due [Line Items]
Notes receivable gross	304	1,057
150-179 days Past due [Member] | Repeat borrowers [member]
Financing Receivable Recorded Investment Past Due [Line Items]
Notes receivable gross	4,040	10,113
Total past due [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Notes receivable gross	81,084	122,150
Total past due [Member] | New borrowers [member]
Financing Receivable Recorded Investment Past Due [Line Items]
Notes receivable gross	20,099	23,737
Total past due [Member] | Repeat borrowers [member]
Financing Receivable Recorded Investment Past Due [Line Items]
Notes receivable gross	60,985	98,413
Current [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Notes receivable gross	1,260,854	2,308,637
Current [Member] | New borrowers [member]
Financing Receivable Recorded Investment Past Due [Line Items]
Notes receivable gross	303,028	293,416
Current [Member] | Repeat borrowers [member]
Financing Receivable Recorded Investment Past Due [Line Items]
Notes receivable gross	¥ 957,826	¥ 2,015,221